ASSETS HELD FOR SALE (Narrative) (Details) - 12 months ended Dec. 31, 2015 $ in Thousands, ¥ in Millions	USD ($)	CNY (¥)
Assets Held For Sale 1 | ¥		¥ 375.0
Assets Held For Sale 2	$ 61,200
Assets Held For Sale 3	13,030
Assets Held For Sale 4	$ 30,000